Leases (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of ROU Assets
The changes in ROU assets for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Total
Balance as of April 1, 2023:
Carrying amount	15,238	413,063	49,762	478,063

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	177	73,038	25,179	98,394
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(74)	(10,396)	(467)	(10,937)
Depreciation	(1,169)	(82,576)	(11,097)	(94,842)
Other	643	31,379	695	32,717

Total changes	(423)	11,445	14,310	25,332

Balance as of March 31, 2024:
Carrying amount	14,815	424,508	64,072	503,395

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	6,104	102,348	6,366	114,818
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(4)	(13,615)	(1,334)	(14,953)
Depreciation	(1,342)	(87,916)	(12,774)	(102,032)
Other	(288)	20,928	(183)	20,457

Total changes	4,470	21,745	(7,925)	18,290

Balance as of March 31, 2025:
Carrying amount	19,285	446,253	56,147	521,685

Summary of Lease Expenses
(2)	Income, expenses, and cash flows (except for depreciation) arising from lease contracts as a lessee and lessor are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Interest expenses on lease liabilities	10,382	12,833	15,401
Expenses related to short-term leases accounted for applying an exemption	36,807	20,798	35,767
Income from subleases	(1,784)	(1,589)	(1,202)
Net cash outflows for leases	89,681	100,438	109,673